PREFERRED SHARES - Narrative (Details) $ in Millions				3 Months Ended	12 Months Ended
	Dec. 31, 2024 $ / shares shares	Oct. 31, 2024 shares	May 31, 2022 $ / shares shares	Mar. 31, 2022 USD ($) $ / shares	Dec. 31, 2024 $ / shares
Trust Notes - Series 2022-A | Notes payable | TransCanada Trust
Class of Stock [Line Items]
Total committed amount | $				$ 800
Series 2, Series 4, Series 6 and Series 10 Preferred Stock
Class of Stock [Line Items]
Redemption price per share (in Canadian dollars per share)	$ 25.50				$ 25.50
Series 1
Class of Stock [Line Items]
Redemption price per share (in Canadian dollars per share)	$ 25.00				$ 25.00
Shares converted (in shares) | shares	42,200
Conversion ratio	1				1
Annual dividend ( in Canadian dollars per share)					$ 1.23475
Series 2
Class of Stock [Line Items]
Redemption price per share (in Canadian dollars per share)	$ 25.00				$ 25.00
Shares converted (in shares) | shares	3,889,020
Conversion ratio	1				1
Series 9
Class of Stock [Line Items]
Redemption price per share (in Canadian dollars per share)	$ 25.00				$ 25.00
Shares converted (in shares) | shares		1,297,203
Conversion ratio		1
Annual dividend ( in Canadian dollars per share)					$ 1.27
Series Fifteen Cumulative Preferred Stock
Class of Stock [Line Items]
Redemption price per share (in Canadian dollars per share)			$ 25.00
Stock redeemed during period (in shares) | shares			40,000,000
Annual dividend ( in Canadian dollars per share)				$ 0.30625